Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash and due from banks	$ 23,214	$ 17,255
Interest-earning deposits in other banks	22,350	19,165
Total cash and cash equivalents	45,564	36,420
Securities
Available-for-sale, at fair value	85,528	97,663
Held-to-maturity; fair value of $20,118 in 2018 and $25,491 in 2017	20,688	25,758
Equity securities	83	89
Restricted stock, at cost	4,614	4,614
Total securities	110,913	128,124
Loans held for sale	108	246
Loans	548,974	516,830
Less allowance for loan losses	5,907	5,604
Net loans	543,067	511,226
Premises and equipment, net	9,961	9,244
Core deposit intangible	167	268
Goodwill	4,728	4,728
Bank-owned life insurance	13,554	13,218
Accrued interest receivable and other assets	3,660	3,589
TOTAL ASSETS	731,722	707,063
Deposits
Noninterest-bearing	185,871	173,671
Interest-bearing	420,627	409,588
Total deposits	606,498	583,259
Short-term borrowings	37,415	39,480
Other borrowings	8,525	11,409
Accrued interest payable and other liabilities	2,748	2,383
Total liabilities	655,186	636,531
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; and outstanding 2,742,242 shares in 2018 and 2017	18,629	18,629
Additional paid-in capital	9,815	9,815
Retained earnings	54,288	47,535
Treasury stock at cost: 238,360 shares in 2018 and 2017	(4,784)	(4,784)
Accumulated other comprehensive loss	(1,412)	(663)
Total shareholders' equity	76,536	70,532
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 731,722	$ 707,063